SUPPLEMENT TO THE FIDELITY ASSET
MANAGERSM
NOVEMBER 24, 1998 PROSPECTUS

SHAREHOLDER MEETING. On or about October 5, 1999, a meeting of the shareholders of Asset Manager will be held to approve various proposals. Shareholders of record on August 9, 1999 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-8888 to request a free copy of the proxy statement.


SUPPLEMENT TO THE FIDELITY
ASSET MANAGER: GROWTHSM
NOVEMBER 24, 1998 PROSPECTUS

SHAREHOLDER MEETING. On or about October 5, 1999, a meeting of the shareholders of Asset Manager: Growth will be held to approve various proposals. Shareholders of record on August 9, 1999 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-8888 to request a free copy of the proxy statement.


SUPPLEMENT TO THE FIDELITY
ASSET MANAGER:
INCOMESM
NOVEMBER 24, 1998 PROSPECTUS

       SHAREHOLDER MEETING.    On or about October 5, 1999, a meeting
of the shareholders of Asset Manager: Income will be held to approve various proposals. Shareholders of record on August 9, 1999 are entitled to vote at the meeting.

   For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-8888 to request a free copy of the proxy statement.

The following information replaces similar information found under the heading "Debt Securities" in the "Investment Principles and Risk" section on page 13:

RESTRICTIONS: Purchase of a debt security is consistent with the fund's debt quality policy if it is rated at or above the stated level by Moody's Investors Service, Standard & Poor's, Duff & Phelps Credit Rating Co., or Fitch IBCA, Inc., or is unrated but judged to be of equivalent quality by FMR. The fund currently intends to limit its investments in lower than Baa-quality debt securities (sometimes called "junk bonds") to 10% of its assets.


SUPPLEMENT TO THE FIDELITY ASSET MANAGER FUNDS
NOVEMBER 24, 1998 PROSPECTUS

       SHAREHOLDER MEETING.    On or about October 5, 1999, a meeting
of the shareholders of Asset Manager, Asset Manager: Growth, and Asset
Manager: Income will be held to approve various proposals.
Shareholders of record on August 9, 1999 are entitled to vote at the meeting.

   For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-8888 to request a free copy of the proxy statement.

The following information replaces similar information found under the heading "Debt Securities" in the "Investment Principles and Risks" section on page 14:

RESTRICTIONS: Purchase of a debt security is consistent with the fund's debt quality policy if it is rated at or above the stated level by Moody's Investors Service, (Moody's), Standard & Poor's (S&P), Duff & Phelps Credit Rating Co., or Fitch IBCA, Inc., or is unrated but judged to be of equivalent quality by FMR. Asset Manager: Income currently intends to limit its investments in lower than Baa-quality debt securities (sometimes called "junk bonds") to 10% of its assets. Each of Asset Manager and Asset Manager: Growth currently intends to limit its investments in lower than Baa-quality debt securities to less than 35% of its assets.

SUPPLEMENT TO THE SPARTAN(registered trademark) INVESTMENT
GRADE BOND FUND
JUNE 24,1999
PROSPECTUS

SHAREHOLDER MEETING. On or about October 5, 1999, a meeting of the shareholders of Spartan Investment Grade Bond Fund will be held to approve various proposals. Shareholders of record on August 9, 1999 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-8888 to request a free copy of the proxy statement.